Other assets - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
LimmaTech Biologics A G | Shigella4V (S4V)
Disclosure of financial assets [line items]
Partnership, upfront payment	€ 3.8